Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0025 per share
Amount Registered | shares	9,352,227
Proposed Maximum Offering Price per Unit	1.97
Maximum Aggregate Offering Price	$ 18,423,887.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,544.33
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low price for the Class A ordinary shares on October 6, 2025.

The fees that were paid pursuant to Form F-1 (Registration No. 333-289688) filed with the Securities and Exchange Commission on April 18, 2025, to register 80,161,934 Class A ordinary shares of the Registrant issuable upon exercise of the unsecured convertible note in the principal amount of $3,500,000 issued by the Registrant on July 17, 2025 (the “Initial Note”), and additional unsecured convertible notes which may be issued by the Registrant (the “Prior F-1”). The Prior F-1 has not been declared effective, and the 80,161,934 Class A ordinary shares were never registered. The Registrant reduced the amount of Class A ordinary shares to be registered under this registration statement from 80,161,934 to 9,352,227. The amount of $28,841.0647 paid by the Registrant in connection with the Prior F-1 shall be applied to this F-1/A.